Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Deficit) [Member]	Equity Attributable to Noncontrolling Interests [Member]
Balances at Dec. 31, 2019	$ (565)	$ 3	$ 0	$ (460)	$ (2,351)	$ 2,243
Balance, shares at Dec. 31, 2019		338,446,000
Comprehensive income (loss)	4,345			(42)	3,754	633
Repurchase of common stock	$ (441)				(441)
Repurchase of common stock, shares	(3,287,000)	(3,287,000)
Share-based benefit plans	$ 265		300		(35)
Share-based benefit plans, shares		4,267,000
Cash dividends declared	(150)				(150)
Distributions	(626)					(626)
Other	64		(6)			70
Balance at Dec. 31, 2020	2,892	$ 3	294	(502)	777	2,320
Balance, shares at Dec. 31, 2020		339,426,000
Comprehensive income (loss)	7,819			98	6,956	765
Repurchase of common stock	$ (8,215)		(578)		(7,637)
Repurchase of common stock, shares	(37,812,000)	(37,812,000)
Share-based benefit plans	$ 280		280
Share-based benefit plans, shares		3,863,000
Cash dividends declared	(628)				(628)
Distributions	(749)					(749)
Other	90		4			86
Balance at Dec. 31, 2021	1,489	$ 3	0	(404)	(532)	2,422
Balance, shares at Dec. 31, 2021		305,477,000
Comprehensive income (loss)	6,748			(86)	5,643	1,191
Repurchase of common stock	$ (7,000)		(264)		(6,736)
Repurchase of common stock, shares	(30,747,000)	(30,747,000)
Share-based benefit plans	$ 282		282
Share-based benefit plans, shares		2,648,000
Cash dividends declared	(655)				(655)
Distributions	(1,025)					(1,025)
Other	88		(18)			106
Balance at Dec. 31, 2022	$ (73)	$ 3	$ 0	$ (490)	$ (2,280)	$ 2,694
Balance, shares at Dec. 31, 2022		277,378,000